Employee Benefit Plans (Summary of Fair Value Classifications of Benefit Plan Assets ) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 18,801,262	$ 16,063,381	$ 12,992,723
Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	10,114,062	8,673,128	7,033,605
Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	66,084	522,626
Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	124,350	63,991
Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	18,735,178	15,540,755
Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	9,989,712	8,609,137
Cash [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	66,084	522,626
Cash [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	124,350	63,991
Cash [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Cash [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Fair Value [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	18,801,262	16,063,381
Fair Value [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	10,114,062	8,673,128
Fair Value [Member] | Cash [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	66,084	522,626
Fair Value [Member] | Cash [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	124,350	63,991
Common and Collective Trust and Pooled Funds [Member] | Domestic Fixed Income [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Common and Collective Trust and Pooled Funds [Member] | Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,043,005
Common and Collective Trust and Pooled Funds [Member] | Domestic Large Cap Growth [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Common and Collective Trust and Pooled Funds [Member] | Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,769,927
Common and Collective Trust and Pooled Funds [Member] | Domestic Large Cap Value [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Common and Collective Trust and Pooled Funds [Member] | Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,430,746
Common and Collective Trust and Pooled Funds [Member] | Domestic Small/Mid Cap Core [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Common and Collective Trust and Pooled Funds [Member] | Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,770,381
Common and Collective Trust and Pooled Funds [Member] | Fair Value [Member] | Domestic Fixed Income [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,043,005
Common and Collective Trust and Pooled Funds [Member] | Fair Value [Member] | Domestic Large Cap Growth [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,769,927
Common and Collective Trust and Pooled Funds [Member] | Fair Value [Member] | Domestic Large Cap Value [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,430,746
Common and Collective Trust and Pooled Funds [Member] | Fair Value [Member] | Domestic Small/Mid Cap Core [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,770,381
Common and Collective Trust [Member] | Domestic Fixed Income [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		0
Common and Collective Trust [Member] | Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		2,040,204
Common and Collective Trust [Member] | Fair Value [Member] | Domestic Fixed Income [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		2,040,204
Mutual Funds [Member] | Domestic Fixed Income [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Fixed Income [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	4,326,814	3,349,538
Mutual Funds [Member] | Domestic Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,448,416	3,121,786
Mutual Funds [Member] | Foreign Fixed Income [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Foreign Fixed Income [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Foreign Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	597,799	631,442
Mutual Funds [Member] | Foreign Fixed Income [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	214,528	226,562
Mutual Funds [Member] | Domestic Large Cap Growth [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Large Cap Growth [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,115,392	3,101,385
Mutual Funds [Member] | Domestic Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,277,582	1,597,675
Mutual Funds [Member] | Domestic Large Cap Value [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		0
Mutual Funds [Member] | Domestic Large Cap Value [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		3,114,649
Mutual Funds [Member] | Domestic Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,671,591	1,719,786
Mutual Funds [Member] | Domestic Small/Mid Cap Growth [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Small/Mid Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	480,438	367,369
Mutual Funds [Member] | Domestic Small/Mid Cap Value [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Small/Mid Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	467,661	381,378
Mutual Funds [Member] | Domestic Small/Mid Cap Core [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		0
Mutual Funds [Member] | Domestic Small/Mid Cap Core [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		1,414,211
Mutual Funds [Member] | Domestic Small/Mid Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	35,809	35,450
Mutual Funds [Member] | Foreign Large Cap Growth [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		0
Mutual Funds [Member] | Foreign Large Cap Growth [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Foreign Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		661,895
Mutual Funds [Member] | Foreign Large Cap Growth [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	420,153	381,020
Mutual Funds [Member] | Foreign Large Cap Value [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Mutual Funds [Member] | Foreign Large Cap Value [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0
Mutual Funds [Member] | Foreign Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	698,554
Mutual Funds [Member] | Foreign Large Cap Value [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	386,684
Mutual Funds [Member] | Foreign Large Cap Core [Member] | Quoted Prices In Active Markets Level 1 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Foreign Large Cap Core [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Foreign Large Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	982,560	1,227,431
Mutual Funds [Member] | Foreign Large Cap Core [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	534,747	727,867
Mutual Funds [Member] | Other [Member] | Quoted Prices In Active Markets Level 1 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	0
Mutual Funds [Member] | Other [Member] | Significant Other Observable Inputs Level 2 [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	52,103	50,244
Mutual Funds [Member] | Fair Value [Member] | Domestic Fixed Income [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	4,326,814	3,349,538
Mutual Funds [Member] | Fair Value [Member] | Domestic Fixed Income [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	3,448,416	3,121,786
Mutual Funds [Member] | Fair Value [Member] | Foreign Fixed Income [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	597,799	631,442
Mutual Funds [Member] | Fair Value [Member] | Foreign Fixed Income [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	214,528	226,562
Mutual Funds [Member] | Fair Value [Member] | Domestic Large Cap Growth [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,115,392	3,101,385
Mutual Funds [Member] | Fair Value [Member] | Domestic Large Cap Growth [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	2,277,582	1,597,675
Mutual Funds [Member] | Fair Value [Member] | Domestic Large Cap Value [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		3,114,649
Mutual Funds [Member] | Fair Value [Member] | Domestic Large Cap Value [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	1,671,591	1,719,786
Mutual Funds [Member] | Fair Value [Member] | Domestic Small/Mid Cap Growth [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	480,438	367,369
Mutual Funds [Member] | Fair Value [Member] | Domestic Small/Mid Cap Value [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	467,661	381,378
Mutual Funds [Member] | Fair Value [Member] | Domestic Small/Mid Cap Core [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		1,414,211
Mutual Funds [Member] | Fair Value [Member] | Domestic Small/Mid Cap Core [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	35,809	35,450
Mutual Funds [Member] | Fair Value [Member] | Foreign Large Cap Growth [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		661,895
Mutual Funds [Member] | Fair Value [Member] | Foreign Large Cap Growth [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	420,153	381,020
Mutual Funds [Member] | Fair Value [Member] | Foreign Large Cap Value [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	698,554
Mutual Funds [Member] | Fair Value [Member] | Foreign Large Cap Value [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	386,684
Mutual Funds [Member] | Fair Value [Member] | Foreign Large Cap Core [Member] | Defined Benefit Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	982,560	1,227,431
Mutual Funds [Member] | Fair Value [Member] | Foreign Large Cap Core [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	534,747	727,867
Mutual Funds [Member] | Fair Value [Member] | Other [Member] | Postretirement Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 52,103	$ 50,244